Related party transactions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Related Party [Abstract]
Related party transactions

35	Related party transactions
Related parties of the Group and HSBC Holdings include subsidiaries, associates, joint ventures, post-employment benefit plans for HSBC employees, Key Management Personnel (‘KMP’) as defined by IAS 24, close family members of KMP and entities that are controlled or jointly controlled by KMP or their close family members. KMP are defined as those persons having authority and responsibility for planning, directing and controlling the activities of HSBC Holdings. These individuals also constitute ‘senior management’ for the purposes of the Hong Kong Listing Rules. In applying IAS 24, it was determined that for this financial reporting period all KMP included Directors, former Directors and senior management listed on pages 240 to 245 and that the roles of Chief Legal Officer, Group Head of Audit, Group Chief Human Resources Officer, Group Chief Compliance Officer, Group Company Secretary and Chief Governance Officer did not meet the criteria for KMP as provided for in the standard.
Particulars of transactions with related parties are tabulated below. The disclosure of the year-end balance and the highest amounts outstanding during the year is considered to be the most meaningful information to represent the amount of the transactions and outstanding balances during the year.
Key Management Personnel
Details of Directors’ remuneration and interest in shares are disclosed in the ‘Directors’ remuneration report’ on pages 271 to 298. IAS 24 ‘Related party disclosures’ requires the following additional information for key management compensation.

Compensation of Key Management Personnel
	2020	2019	2018
	$m	$m	$m
Short-term employee benefits	39	64	52
Other long-term employee benefits	5	8	6
Share-based payments	20	27	34
Year ended 31 Dec	64	99	92

Shareholdings, options and other securities of Key Management Personnel
	2020	2019
	(000s)	(000s)
Number of options held over HSBC Holdings ordinary shares under employee share plans	27	18
Number of HSBC Holdings ordinary shares held beneficially and non-beneficially	11,916	15,546
At 31 Dec	11,943	15,564

Advances and credits, guarantees and deposit balances during the year with Key Management Personnel
		2020		2019
		Balance at 31 Dec	Highest amounts outstanding during year	Balance at 31 Dec	Highest amounts outstanding during year
	Footnotes	$m	$m	$m	$m
Key Management Personnel
Advances and credits	1	221	357	283	328
Guarantees		30	55	34	34
Deposits		281	874	268	659
1    Advances and credits entered into by subsidiaries of HSBC Holdings plc during 2020 with Directors and former Directors, disclosed pursuant to section 413 of the Companies Act 2006, totalled $4.7m (2019: $3m).
Some of the transactions were connected transactions as defined by the Rules Governing The Listing of Securities on The Stock Exchange of Hong Kong Limited, but were exempt from any disclosure requirements under the provisions of those rules. The above transactions were made in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with persons of a similar standing or, where applicable, with other employees. The transactions did not involve more than the normal risk of repayment or present other unfavourable features.
Associates and joint ventures
The Group provides certain banking and financial services to associates and joint ventures including loans, overdrafts, interest and non-interest bearing deposits and current accounts. Details of the interests in associates and joint ventures are given in Note 18.

Transactions and balances during the year with associates and joint ventures
	2020		2019
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Unsubordinated amounts due from joint ventures	147	147	132	123
Unsubordinated amounts due from associates	4,330	2,942	4,554	2,054
Amounts due to associates	5,466	2,226	2,517	516
Amounts due to joint ventures	102	102	28	28
Guarantees and commitments	433	283	647	407
The above outstanding balances arose in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.
Post-employment benefit plans
At 31 December 2020, $3.5bn (2019: $3.9bn re-presented) of HSBC post-employment benefit plan assets were under management by HSBC companies, earning management fees of $13m in 2020 (2019: $8m). The 2019 plan assets under management by HSBC companies have been re-presented to exclude $1.5bn of assets identified to be managed by third parties. At 31 December 2020, HSBC’s post-employment benefit plans had placed deposits of $452m (2019: $530m) with its banking subsidiaries, earning interest payable to the schemes of nil (2019: $0.3m). The above outstanding balances arose from the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.
The combined HSBC Bank (UK) Pension Scheme enters into swap transactions with HSBC to manage inflation and interest rate sensitivity of its liabilities and selected assets. At 31 December 2020, the gross notional value of the swaps was $7.7bn (2019: $9.9bn); these swaps had a positive fair value to the scheme of $1.0bn (2019: $1.2bn); and HSBC had delivered collateral of $1.0bn (2019: $1.2bn) to the scheme in respect of these arrangements. All swaps were executed at prevailing market rates and within standard market bid/offer spreads.
HSBC Holdings
Details of HSBC Holdings’ subsidiaries are shown in Note 37.

Transactions and balances during the year with subsidiaries
	2020		2019
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Assets
Cash and balances with HSBC undertakings	5,476	2,913	5,029	2,382
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	65,253	65,253	61,964	61,964
Derivatives	5,784	4,698	3,902	2,002
Loans and advances to HSBC undertakings	10,785	10,443	43,436	10,218
Prepayments, accrued income and other assets	1,838	1,363	655	480
Investments in subsidiaries	161,546	160,660	163,258	161,473
Total related party assets at 31 Dec	250,682	245,330	278,244	238,519
Liabilities
Amounts owed to HSBC undertakings	581	330	1,553	464
Derivatives	3,376	3,060	2,183	2,021
Accruals, deferred income and other liabilities	2,737	1,936	—	—
Subordinated liabilities	892	892	892	892
Total related party liabilities at 31 Dec	7,586	6,218	4,628	3,377
Guarantees and commitments	15,661	13,787	11,541	11,061
The above outstanding balances arose in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.
Some employees of HSBC Holdings are members of the HSBC Bank (UK) Pension Scheme, which is sponsored by a separate Group company. HSBC Holdings incurs a charge for these employees equal to the contributions paid into the scheme on their behalf. Disclosure in relation to the scheme is made in Note 5.

Compensation of Key Management Personnel
	2020	2019	2018
	$m	$m	$m
Short-term employee benefits	39	64	52
Other long-term employee benefits	5	8	6
Share-based payments	20	27	34
Year ended 31 Dec	64	99	92